ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
In 2017, the Group entered into one acquisition agreement. The details are as follow:

	Date of acquisition	Purchase price	Goodwill	Intangibles with indefinite life	Amortizable intangibles
Entity acquired during the year ended December 31, 2017		RMB	RMB	RMB	RMB
(1) Bay State College Inc.	November 20, 2017	22,830	5,212	5,920	1,438

Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities
The purchase price was allocated based on the fair values of the acquired assets and liabilities as of the acquisition date as follows:

	RMB	Amortization Period (in years)

Cash and cash equivalents	15,231
Prepaid and other current assets	3,921
Property and equipment	9,096
Intangible assets:
Brand	5,920	Indefinite
Students population	1,438	3.3
Goodwill	5,212
Other non-current assets	745
Total assets	41,563
Deferred revenue	(3,685)
Accounts payable	(1,555)
Accrued and other liabilities	(9,004)
Income tax payable	20
Other non-current liabilities	(3,143)
Deferred tax assets, net of deferred tax liabilities	(1,366)
Total	22,830